UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        05/04/2006


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           63

Form 13F Information Table Value Total: $         220,799



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      908    12000 SH       SOLE                    12000
ABBOTT LABS                    COM              002824100     1843    43400 SH       SOLE                    43400
ALCOA INC.                     COM              013817101     6228   203800 SH       SOLE                   200600              3200
ANHEUSER BUSCH COS INC         COM              035229103     1933    45200 SH       SOLE                    45200
APPLIED MATERIALS INC          COM              038222105     5043   288000 SH       SOLE                   287000              1000
AVON PRODUCTS                  COM              054303102     1870    60000 SH       SOLE                    60000
BARRICK GOLD CORP              COM              067901108     5641   207100 SH       SOLE                   201900              5200
BAXTER INTL.                   COM              071813109     8045   207300 SH       SOLE                   207300
BIOGEN IDEC INC.               COM              09062X103     6076   129000 SH       SOLE                   129000
BRISTOL MYERS- SQUIBB          COM              110122108     7174   291500 SH       SOLE                   291500
CAMBIOR INC                    COM              13201l103      195    59600 SH       SOLE                                      59600
CAMPBELL SOUP CO               COM              134429109      907    28000 SH       SOLE                    28000
CISCO SYSTEMS                  COM              17275R102     2189   101000 SH       SOLE                   101000
COCA COLA CO COM               COM              191216100     2763    66000 SH       SOLE                    66000
COSTCO WHOLESALE CORP.         COM              22160K105     2546    47000 SH       SOLE                    47000
CYPRESS SEMICONDUCTOR Corp     COM              232806109     6436   379700 SH       SOLE                   373700              6000
DELL COMPUTER CORP.            COM              24702R101     3714   124800 SH       SOLE                   124800
DISNEY WALT CO DEL             COM              254687106      920    33000 SH       SOLE                    33000
EBAY INC                       COM              278642103     1049    26900 SH       SOLE                    26900
ELI LILLY & CO COM             COM              532457108     2488    45000 SH       SOLE                    45000
EMC CORP                       COM              268648102     8770   643400 SH       SOLE                   632400             11000
EMDEON CORP                    COM              290849108     6529   604537 SH       SOLE                   604537
EUROZINC MINING CORP           COM              298804105       68    39000 SH       SOLE                                      39000
FUELCELL ENERGY INC            COM              35952H106      161    14000 SH       SOLE                                      14000
GOLDEN STAR RESOURCES LTD      COM              38119T104      150    47000 SH       SOLE                                      47000
HECLA MINING CO.               COM              422704106      132    20000 SH       SOLE                                      20000
HEINZ H J CO COM               COM              423074103      758    20000 SH       SOLE                    20000
HERSHEY FOODS CORP COM         COM              427866108     1045    20000 SH       SOLE                    20000
HOME DEPOT INC COM             COM              437076102      508    12000 SH       SOLE                    12000
INTEL CORP.                    COM              458140100    10684   549000 SH       SOLE                   543000              6000
JUNIPER NETWORKS               COM              48203r104     2629   137500 SH       SOLE                   137500
KNIGHT-TRIMARK GROUP INC       COM              499005106     5877   421900 SH       SOLE                   412900              9000
LUCENT TECHNOLOGIES INC        COM              549463107     2268   743700 SH       SOLE                   700000             43700
MCDATA CORP                    COM              580031201      152    33000 SH       SOLE                                      33000
MEDIMMUNE INCC                 COM              584699102     8655   236600 SH       SOLE                   232100              4500
MERCK & CO INC COM             COM              589331107     4228   120000 SH       SOLE                   120000
MICROSOFT CORP COM             COM              594918104     4218   155000 SH       SOLE                   155000
MORGAN STANLEY                 COM              617446448     8544   136000 SH       SOLE                   136000
MURPHY OIL CORP COM            COM              626717102      996    20000 SH       SOLE                    20000
NASDAQ STOCK MARKET Inc        COM              631103108     5273   131700 SH       SOLE                   131700
NEWMONT MINING CORP            COM              651639106     3513    67700 SH       SOLE                    67700
NORTEL NETWORKS                COM              656568102      183    60000 SH       SOLE                                      60000
ORACLE SYSTEMS CORP            COM              68389X105     2943   215000 SH       SOLE                   215000
PEROT SYSTEMS INC.             COM              714265105     2448   157300 SH       SOLE                   150000              7300
PFIZER INC                     COM              717081103     1901    76300 SH       SOLE                    76300
PROCTER & GAMBLE CO            COM              742718109      692    12000 SH       SOLE                    12000
REALNETWORKS INC               COM              75605l104      115    14000 SH       SOLE                                      14000
RED HAT INC                    COM              756577102     1237    44200 SH       SOLE                    44200
RITE AID CORP.                 COM              767754104      100    25000 SH       SOLE                                      25000
SCHERING PLOUGH CORP           COM              806605101     8198   431700 SH       SOLE                   426700              5000
SEPRACOR INC                   COM              817315104      976    20000 SH       SOLE                    20000
SPRINT NEXTEL CORP             COM              852061100      517    20000 SH       SOLE                    20000
STILLWATER MINING CO           COM              86074q102     4568   277500 SH       SOLE                   271100              6400
SUN MICROSYSTEMS               COM              866810104     3359   654800 SH       SOLE                   624800             30000
SYCAMORE NETWORKS              COM              871206108       65    13800 SH       SOLE                                      13800
SYMANTEC                       COM              871503108     6336   376500 SH       SOLE                   371500              5000
TIDEWATER INC                  COM              886423102     3148    57000 SH       SOLE                    57000
UNITED PARCEL SVC INC CL B     COM              911312106     4604    58000 SH       SOLE                    58000
UNIVISION COMMUNICATIONS-A     COM              914906102    10065   292000 SH       SOLE                   288000              4000
VERISIGN INC                   COM              92343E102     8389   349700 SH       SOLE                   344700              5000
WAL MART STORES INC            COM              931142103     3590    76000 SH       SOLE                    76000
WYETH                          COM              983024100     5163   106400 SH       SOLE                   106400
YAHOO! INC                     COM              984332106     9075   281300 SH       SOLE                   281300